Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 12,035,390	$ 1,931,174
Accounts receivable, net	9,779,697	5,689,538
Prepayments	102,988	1,326,916
Other receivables, net	2,816,066	3,871,729
Total current assets	24,734,141	12,819,357
NON-CURRENT ASSETS
Long-term investment	294,429	294,429
Intangible assets, net	70	477
Operating lease right-of-use assets	227,267	291,081
Total non-current assets	521,766	585,987
Total assets	25,255,907	13,405,344
CURRENT LIABILITIES
Account and other payables	22,328,401	10,118,046
Taxes payable	11,493	22,929
Due to related party	328,300
Current operating lease liabilities	158,224	162,610
Total current liabilities	22,826,418	10,303,585
NON-CURRENT LIABILITIES
Warrant and preferred share liability	100	100
Total non-current liabilities	100	100
Total liabilities	22,826,518	10,303,685
SHAREHOLDERS’ EQUITY
Share capital	39,693,732	35,068,194
Accumulated other comprehensive loss	(47,907)	(2,884)
Accumulated deficits	(37,216,436)	(31,963,651)
Total shareholders’ equity	2,429,389	3,101,659
Total liabilities and shareholders’ equity	$ 25,255,907	$ 13,405,344